                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549



                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21122








                        Clarion Value Fund Master, LLC
               (Exact name of registrant as specified in charter)

           230 Park Avenue, New York, NY                    10169
      (Address of principal executive offices)           (Zip code)



                                 Daniel Heflin
                        Clarion Value Fund Master, LLC
                                230 Park Avenue
                              New York, NY 10169
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-212-883-2500


Date of fiscal year end: October 31, 2006


Date of reporting period: July 31, 2006


   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

   Attached hereto.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

                                                                                   Principal
                                                                                    Amount       Value
                                                                                  ----------- ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (71.33%)
CS First Boston Mortgage Securities Corp............... 6.000% due 07/15/2035 (a)  37,142,963 $ 24,895,789
Wachovia Bank Commercial Mortgage Trust................ 4.932% due 04/15/2035 (a)  16,983,000   15,288,106
J.P. Morgan Chase Commercial Mortgage Securities Corp.. 5.056% due 07/12/2035 (a)  30,618,257   14,734,396
LB UBS Commercial Mortgage Trust....................... 5.224% due 07/15/2037 (a)  14,287,000   12,524,661
Bank of America-First Union National Bank Commercial
  Mortgage, Inc........................................ 6.250% due 04/11/2037 (a)  12,300,000   12,460,515
Commercial Mortgage Acceptance Corp.................... 5.440% due 09/15/2030 (a)  12,050,000   11,873,118
GS Mortgage Securities Corp. II........................ 5.232% due 04/10/2038 (a)  15,005,000   10,654,135
CS First Boston Mortgage Securities Corp............... 4.947% due 12/15/2040 (a)  13,023,000   10,469,911
Banc of America Commercial Mortgage, Inc............... 6.721% due 06/11/2035 (a)   9,054,108    9,434,471
Mortgage Capital Funding, Inc.......................... 6.000% due 03/18/2030 (a)   8,488,000    8,424,021
Wachovia Bank Commercial Mortgage Trust................ 5.031% due 11/15/2035 (a)   9,596,000    8,234,587
DLJ Commercial Mortgage Corp........................... 5.750% due 03/10/2032 (a)   8,200,000    8,018,017
Chase Commercial Mortgage Securities Corp.............. 6.600% due 12/19/2029 (a)   7,800,000    7,963,098
Banc of America Commercial Mortgage, Inc............... 5.326% due 07/10/2045 (a)   8,385,000    7,603,518
Banc of America Commercial Mortgage, Inc............... 5.492% due 11/10/2041 (a)   8,033,500    7,520,673
Wachovia Bank Commercial Mortgage Trust................ 6.569% due 10/15/2017 (a)   7,430,000    7,393,816
J.P. Morgan Chase Commercial Mortgage Securities Corp.. 5.632% due 07/15/2041 (a)   7,631,000    7,352,507
CS First Boston Mortgage Securities Corp............... 5.736% due 05/15/2036       7,168,000    7,029,292
Chase Commercial Mortgage Securities Corp.............. 6.390% due 11/18/2030 (a)   7,000,000    6,932,191
CS First Boston Mortgage Securities Corp............... 5.226% due 12/15/2036 (a)   7,767,000    6,704,714
LB UBS Commercial Mortgage Trust....................... 7.585% due 03/15/2032 (a)   6,091,000    6,367,592
CS First Boston Mortgage Securities Corp............... 6.080% due 08/15/2036 (a)   6,025,000    5,782,843
DLJ Commercial Mortgage Corp........................... 6.410% due 02/18/2031 (a)  12,500,000    5,383,788
J.P. Morgan Chase Commercial Mortgage Securities Corp.. 5.015% due 01/15/2038 (a)   6,513,000    5,329,972
GE Capital Commercial Mortgage Corp.................... 5.275% due 07/10/2045 (a)   5,500,000    4,994,325
J.P. Morgan Chase Commercial Mortgage Securities Corp.. 6.150% due 11/15/2035 (a)   4,954,500    4,879,216
J.P. Morgan Chase Commercial Mortgage Securities Corp.. 5.408% due 09/12/2037 (a)   5,000,000    4,759,880
Wachovia Bank Commercial Mortgage Trust................ 5.736% due 01/15/2045 (a)   5,000,000    4,664,180
Wachovia Bank Commercial Mortgage Trust................ 5.358% due 10/15/2035 (a)   5,189,000    4,550,509
Mortgage Capital Funding, Inc.......................... 5.750% due 12/21/2026       4,401,022    4,386,239
J.P. Morgan Chase Commercial Mortgage Securities Corp.. 5.626% due 10/12/2035 (a)   4,469,750    4,310,341
Wachovia Bank Commercial Mortgage Trust................ 5.544% due 05/15/2044 (a)   4,432,000    4,100,296
J.P. Morgan Chase Commercial Mortgage Securities Corp.. 5.542% due 01/12/2043 (a)   4,500,000    4,086,504
GE Capital Commercial Mortgage Corp.................... 5.511% due 11/10/2045 (a)   3,978,000    3,810,387
Wachovia Bank Commercial Mortgage Trust................ 5.396% due 07/15/2042 (a)   4,000,000    3,769,876
J.P. Morgan Chase Commercial Mortgage Securities Corp.. 5.211% due 12/12/2034       3,800,000    3,699,665
J.P. Morgan Chase Commercial Mortgage Securities Corp.. 5.021% due 01/12/2037       3,650,000    3,461,335
Wachovia Bank Commercial Mortgage Trust................ 4.990% due 05/15/2044 (a)   4,036,500    3,327,590
Wachovia Bank Commercial Mortgage Trust................ 5.395% due 10/15/2041 (a)   3,493,000    3,301,231
Mortgage Capital Funding, Inc.......................... 7.060% due 03/18/2030 (a)   3,250,000    3,296,212
CS First Boston Mortgage Securities Corp............... 4.783% due 07/15/2036 (a)   3,923,000    3,255,019
Bank of America Large Loan............................. 6.345% due 02/09/2021 (a)   3,200,000    3,199,981
J.P. Morgan Chase Commercial Mortgage Securities Corp.. 5.542% due 01/12/2043 (a)   3,300,000    3,170,327
Merrill Lynch Mortgage Trust........................... 5.421% due 02/12/2042 (a)   3,675,000    3,154,903
Bear Stearns Commercial Mortgage Securities, Inc....... 6.000% due 11/11/2035 (a)   3,099,999    3,071,662
Merrill Lynch Mortgage Trust........................... 5.593% due 09/12/2042 (a)   3,200,000    2,934,125
Morgan Stanley Capital I............................... 5.379% due 08/13/2042 (a)   3,000,000    2,874,081
LB UBS Commercial Mortgage Trust....................... 5.730% due 02/15/2041 (a)   3,000,000    2,859,750
Merrill Lynch Mortgage Trust........................... 5.417% due 11/12/2037 (a)   3,000,000    2,809,329
LB UBS Commercial Mortgage Trust....................... 5.350% due 09/15/2040 (a)   3,000,000    2,783,826
GE Capital Commercial Mortgage Corp.................... 5.400% due 05/10/2043 (a)   2,972,000    2,726,902
J.P. Morgan Chase Commercial Mortgage Securities Corp.. 5.543% due 08/12/2037 (a)   2,910,000    2,680,346
Wachovia Bank Commercial Mortgage Trust................ 5.768% due 11/15/2034 (a)   2,500,000    2,484,250
Wachovia Bank Commercial Mortgage Trust................ 6.430% due 10/15/2015 (a)   2,500,000    2,477,385
Banc of America Commercial Mortgage, Inc............... 5.053% due 07/10/2043 (a)   2,611,000    2,445,376
Wachovia Bank Commercial Mortgage Trust................ 5.382% due 10/15/2035 (a)   2,827,000    2,383,735
Merrill Lynch Mortgage Trust........................... 5.019% due 09/12/2042 (a)   3,107,000    2,359,863
Merrill Lynch Mortgage Trust........................... 5.384% due 07/12/2038 (a)   2,500,000    2,352,787
J.P. Morgan Chase Commercial Mortgage Securities Corp.. 5.313% due 08/15/2042 (a)   2,500,000    2,331,460
DLJ Commercial Mortgage Corp........................... 7.600% due 02/18/2031 (a)   2,100,000    2,278,290
CS First Boston Mortgage Securities Corp............... 6.294% due 12/15/2035 (a)   2,350,000    2,243,460
Chase Commercial Mortgage Securities Corp.............. 7.480% due 02/12/2016 (a)   2,000,000    2,106,484
J.P. Morgan Chase Commercial Mortgage Securities Corp.. 6.066% due 04/15/2045 (a)   2,000,000    1,908,414
Commercial Mortgage Pass-Through Certificates.......... 5.540% due 03/10/2039 (a)   2,000,000    1,857,704
Banc of America Commercial Mortgage, Inc............... 6.118% due 07/10/2044 (a)   1,800,000    1,729,190
J.P. Morgan Chase Commercial Mortgage Securities Corp.. 5.720% due 12/12/2044 (a)   1,800,000    1,684,879
CS First Boston Mortgage Securities Corp............... 4.231% due 05/15/2038 (a)   2,000,000    1,666,484
First Union National Bank Commercial Mortgage Corp..... 6.155% due 08/15/2033 (a)   1,480,000    1,490,638
Morgan Stanley Capital I............................... 6.250% due 01/15/2021 (a)   1,476,000    1,476,000
LB UBS Commercial Mortgage Trust....................... 6.017% due 03/15/2039 (a)   1,500,000    1,436,606
Wachovia Bank Commercial Mortgage Trust................ 5.963% due 05/15/2043 (a)   1,500,000    1,420,245
Chase Commercial Mortgage Securities Corp.............. 7.370% due 06/19/2029 (a)   1,250,000    1,298,287
Banc of America Commercial Mortgage, Inc............... 5.965% due 05/10/2045 (a)   1,250,000    1,179,000
Commercial Mortgage Pass-Through Certificates.......... 5.458% due 06/10/2044 (a)   1,250,000    1,150,824
Merrill Lynch/Countrywide Commercial Mortgage Trust.... 6.112% due 06/12/2046 (a)   1,090,000    1,044,307
Nationslink Funding Corp............................... 7.050% due 03/20/2030 (a)   1,000,000    1,011,100
CS First Boston Mortgage Securities Corp............... 6.470% due 02/15/2014 (a)   1,000,000    1,000,640
CS First Boston Mortgage Securities Corp............... 7.619% due 05/15/2014 (a)   1,000,000    1,000,430
Lehman Brothers Floating Rate Commercial Mortgage Trust 6.019% due 07/15/2018 (a)   1,000,000    1,000,180
Terra LNR.............................................. 7.039% due 06/15/2017 (a)   1,000,000      992,534
Lehman Brothers Floating Rate Commercial Mortgage Trust 6.719% due 01/15/2021 (a)     960,000      959,992
Credit Suisse Mortgage Capital Certificates............ 6.022% due 06/15/2038 (a)   1,000,000      950,211
Wachovia Bank Commercial Mortgage Trust................ 5.468% due 04/15/2042 (a)   1,000,000      940,555
DLJ Commercial Mortgage Corp........................... 7.120% due 10/10/2032         777,525      781,560
Wachovia Bank Commercial Mortgage Trust................ 0.188% due 07/15/2041 (a) 154,817,400      663,547
Credit Suisse Mortgage Capital Certificates............ 6.569% due 04/15/2021 (a)     500,000      500,030
                                                                                              ------------
Total Commercial Mortgage-Backed Securities
  (Cost $361,205,517)                                                                          381,900,215
                                                                                              ------------

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

                                                                                       Principal
                                                                                        Amount      Value
                                                                                       --------- ------------
CORPORATE BONDS (18.47%)
Quiksilver, Inc............................................ 6.875% due 04/15/2015      6,500,000 $  6,012,500
O'Charleys, Inc............................................ 9.000% due 11/01/2013      4,800,000    4,896,000
Petro Stopping Centers LP/Petro Financial Corp............. 9.000% due 02/15/2012      4,400,000    4,378,000
Stater Brothers Holdings................................... 8.125% due 06/15/2012      4,250,000    4,218,125
WCI Communities, Inc....................................... 9.125% due 05/01/2012      4,580,000    4,122,000
Meritage Homes Corp........................................ 6.250% due 03/15/2015      4,650,000    3,824,625
Leslie's Poolmart.......................................... 7.750% due 02/01/2013      3,845,000    3,729,650
Standard-Pacific Corp...................................... 6.875% due 05/15/2011      3,980,000    3,641,700
Brown Shoe Co., Inc........................................ 8.750% due 05/01/2012      3,435,000    3,503,700
Standard-Pacific Corp...................................... 9.250% due 04/15/2012      3,635,000    3,453,250
Delhaize America, Inc...................................... 9.000% due 04/15/2031      3,000,000    3,366,123
Newfield Exploration Co.................................... 7.625% due 03/01/2011      3,150,000    3,228,750
Stripes Acquisition LLC/Susser Finance Corp................ 10.625% due 12/15/2013 (a) 3,000,000    3,150,000
K. Hovnanian Enterprises, Inc.............................. 7.750% due 05/15/2013      3,410,000    3,060,475
Mylan Laboratories, Inc.................................... 5.750% due 08/15/2010      2,600,000    2,515,500
Jean Coutu Group, Inc...................................... 7.625% due 08/01/2012      2,500,000    2,431,250
Senior Housing Properties Trust............................ 8.625% due 01/15/2012      2,250,000    2,362,500
Russell Corp............................................... 9.250% due 05/01/2010      2,155,000    2,251,975
KB Home.................................................... 7.750% due 02/01/2010      2,220,000    2,200,575
NPC International, Inc..................................... 9.500% due 05/01/2014 (a)  2,255,000    2,164,800
Jean Coutu Group, Inc...................................... 8.500% due 08/01/2014      2,273,000    2,122,414
Trustreet Properties, Inc.................................. 7.500% due 04/01/2015      2,025,000    2,004,750
Ingles Markets, Inc........................................ 8.875% due 12/01/2011      1,890,000    1,975,050
Stanley-Martin Communities LLC............................. 9.750% due 08/15/2015      2,500,000    1,962,500
Carriage Services, Inc..................................... 7.875% due 01/15/2015      2,000,000    1,950,000
DRS Technologies, Inc,..................................... 6.875% due 11/01/2013      2,000,000    1,935,000
Steinway Musical Instruments............................... 7.000% due 03/01/2014 (a)  2,000,000    1,915,000
K. Hovnanian Enterprises, Inc.............................. 6.000% due 01/15/2010      2,000,000    1,840,000
Senior Housing Properties Trust............................ 7.875% due 04/15/2015      1,637,000    1,653,370
DR Structured Finance Corp................................. 9.350% due 08/15/2019      1,464,573    1,581,739
Meritage Homes Corp........................................ 7.000% due 05/01/2014      1,800,000    1,566,000
Denny's Corp./Denny's Holdings, Inc........................ 10.000% due 10/01/2012     1,500,000    1,507,500
Town Sports International, Inc............................. 9.625% due 04/15/2011      1,283,000    1,327,905
Ashton Woods USA LLC/Ashton Woods Finance Co............... 9.500% due 10/01/2015      1,500,000    1,327,500
Rouse Co. LP/TRC Co-Issuer, Inc............................ 6.750% due 05/01/2013 (a)  1,300,000    1,287,099
Autonation, Inc............................................ 7.000% due 04/15/2014 (a)  1,175,000    1,163,250
DR Horton, Inc............................................. 9.750% due 09/15/2010      1,000,000    1,098,246
DR Structured Finance Corp................................. 6.660% due 08/15/2010        745,081      603,516
Host Marriott LP........................................... 6.750% due 06/01/2016 (a)    500,000      478,750
DR Structured Finance Corp................................. 8.375% due 08/15/2015        532,896      442,304
Church & Dwight Co., Inc................................... 6.000% due 12/15/2012        375,000      350,156
WCA Waste Corp............................................. 9.250% due 06/15/2014 (a)    250,000      254,375
DR Structured Finance Corp................................. 8.550% due 08/15/2019         61,221       50,813
                                                                                                 ------------
Total Corporate Bonds
  (Cost $104,777,451)                                                                              98,908,735
                                                                                                 ------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (3.32%)
United States Treasury Note/Bond........................... 4.875% due 05/31/2011      5,500,000 $  5,489,687
Government National Mortgage Association................... 5.929% due 01/16/2047      3,513,748    3,500,297
Government National Mortgage Association................... 5.088% due 01/16/2045      2,357,962    2,077,219
Government National Mortgage Association................... 5.475% due 09/16/2044      2,131,357    2,024,872
Government National Mortgage Association................... 5.485% due 03/16/2046      1,743,550    1,608,493
Government National Mortgage Association................... 5.138% due 11/16/2045      1,740,654    1,513,620
Government National Mortgage Association................... 5.561% due 03/16/2044      1,132,915    1,067,596
Government National Mortgage Association................... 5.325% due 01/16/2044        568,412      511,926
                                                                                                 ------------
Total United States Government Agencies & Obligations (Cost
  $17,727,135)                                                                                     17,793,710
                                                                                                 ------------
TOTAL SECURITIES (93.12%) (Cost $483,710,103) (c)                                                 498,602,660
                                                                                                 ------------
OTHER ASSETS, NET OF LIABILITIES 6.88%                                                             36,810,197
                                                                                                 ------------
NET ASSETS (100.00%)                                                                             $535,412,857
                                                                                                 ============

(a) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The value of these securities at July 31, 2006 was $372,955,398 or 69.66% of net assets.

(b) Represents notional amount of interest-only security.

(c) The cost for federal income tax purposes was $483,710,103. At July 31, 2006 net unrealized appreciation for all securities based on tax cost was $14,892,557. This consisted of aggregate gross unrealized appreciation for all securities of $30,316,413 and aggregate gross unrealized depreciation for all securities of $15,423,856.

Swap agreement soutstanding at July 31, 2006:

                                                       Notional    Unrealized
Type                                                    Amount    Appreciation
----                                                  ----------- ------------
Pay a fixed rate equal to 4.915% and receive a
  variable rate based on 3 Month USD-LIBOR
Counterparty: Deutsche Bank
Effective date 03/17/05, Exp. 03/17/15............... $10,000,000  $  289,103
Pay a fixed rate equal to 4.883% and receive a
  variable rate based on 3 Month USD-LIBOR
Counterparty: Deutsche Bank
Effective date 12/29/05, Exp. 12/29/15...............  20,000,000     956,546
                                                                   ----------
Total................................................              $1,245,649
                                                                   ==========

                      See Notes to Financial Statements.

Item 2. Controls and Procedures.

     (a) The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund
  Master, LLC

By:   /s/ Daniel Heflin
      --------------------------
      Daniel Heflin
      President and Chief
        Executive Officer

Date: September 28, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Daniel Heflin
      --------------------------
      Daniel Heflin
      President and Chief
        Executive Officer

Date: September 28, 2006

By:   /s/ Ryan Martin
      --------------------------
      Ryan Martin
      Chief Financial Officer

Date: September 28, 2006